Financial assets - Not at fair value (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Carrying amount | Loans and advances
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets	€ 883,424	€ 885,470
Carrying amount | Loans and advances - Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets	15,377	26,278
Carrying amount | Loans and advances - Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets	32,892	39,567
Carrying amount | Loans and advances - Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets	835,155	819,625
Carrying amount | Debt instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets	39,524	31,034
Fair value
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets	922,948	916,504
Financial assets, at fair value	929,737	926,739
Fair value | Loans and advances
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	890,424	895,645
Fair value | Loans and advances - Central banks
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	15,378	26,301
Fair value | Loans and advances - Credit institutions
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	33,011	39,887
Fair value | Loans and advances - Customers
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	842,035	829,457
Fair value | Debt instruments
Measurement of financial assets and liabilities and recognition of fair value changes
Financial assets, at fair value	€ 39,313	€ 31,094